UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-03407

Fidelity Boylston Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Strategic Advisers® Multi-Manager 2005 Fund

December 31, 2015

O05-QTLY-0216
1.954279.103

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 27.8%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	552	$2,721
Strategic Advisers Core Multi-Manager Fund Class F (b)	2,614	30,947
Strategic Advisers Growth Multi-Manager Fund Class F (b)	1,971	25,899
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	1,532	15,194
Strategic Advisers Value Multi-Manager Fund Class F (b)	2,317	30,766
TOTAL DOMESTIC EQUITY FUNDS
(Cost $113,282)		105,527

International Equity Funds - 11.6%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	2,205	17,751
Strategic Advisers International Multi-Manager Fund Class F (b)	2,328	26,122
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $48,388)		43,873

Bond Funds - 43.2%
Fidelity Series Emerging Markets Debt Fund Class F (b)	252	2,307
Fidelity Series Floating Rate High Income Fund Class F (b)	102	915
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	1,289	12,300
Fidelity Series Real Estate Income Fund Class F (b)	169	1,813
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	13,953	134,928
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	1,275	11,758
TOTAL BOND FUNDS
(Cost $168,890)		164,021

Short-Term Funds - 17.4%
Fidelity Institutional Money Market Portfolio Class F 0.32% (b)(c)	49,424	49,424
Fidelity Series Short-Term Credit Fund Class F (b)	1,662	16,468
TOTAL SHORT-TERM FUNDS
(Cost $66,028)		65,892
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $396,588)		379,313
NET OTHER ASSETS (LIABILITIES) - 0.0%		(20)
NET ASSETS - 100%		$379,293

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F 0.32%	$28,335	$27,276	$6,186	$51	$49,424
Fidelity Series Commodity Strategy Fund Class F	2,677	1,063	386	--	2,721
Fidelity Series Emerging Markets Debt Fund Class F	2,044	746	353	109	2,307
Fidelity Series Floating Rate High Income Fund Class F	1,673	285	967	42	915
Fidelity Series Inflation-Protected Bond Index Fund Class F	10,183	4,063	1,665	17	12,300
Fidelity Series Real Estate Income Fund Class F	1,620	546	261	78	1,813
Fidelity Series Short-Term Credit Fund Class F	21,364	7,387	12,107	175	16,468
Strategic Advisers Core Income Multi-Manager Fund Class F	121,790	38,540	20,541	2,712	134,928
Strategic Advisers Core Multi-Manager Fund Class F	28,235	12,677	7,487	275	30,947
Strategic Advisers Emerging Markets Fund of Funds Class F	12,746	9,875	1,813	252	17,751
Strategic Advisers Growth Multi-Manager Fund Class F	23,499	9,748	6,169	130	25,899
Strategic Advisers Income Opportunities Fund of Funds Class F	11,811	3,703	2,402	513	11,758
Strategic Advisers International Multi-Manager Fund Class F	26,468	8,596	7,201	355	26,122
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	14,257	6,261	3,074	--	15,194
Strategic Advisers Value Multi-Manager Fund Class F	28,345	11,308	6,297	368	30,766
Total	$335,047	$142,074	$76,909	$5,077	$379,313

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $399,519. Net unrealized depreciation aggregated $20,206, of which $1,920 related to appreciated investment securities and $22,126 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Multi-Manager 2010 Fund

December 31, 2015

O10-QTLY-0216
1.954281.103

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 34.0%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,122	$5,532
Strategic Advisers Core Multi-Manager Fund Class F (b)	6,564	77,721
Strategic Advisers Growth Multi-Manager Fund Class F (b)	4,928	64,753
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	3,893	38,616
Strategic Advisers Value Multi-Manager Fund Class F (b)	5,842	77,585
TOTAL DOMESTIC EQUITY FUNDS
(Cost $287,941)		264,207

International Equity Funds - 14.5%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	5,302	42,683
Strategic Advisers International Multi-Manager Fund Class F (b)	6,232	69,920
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $125,349)		112,603

Bond Funds - 39.6%
Fidelity Series Emerging Markets Debt Fund Class F (b)	517	4,733
Fidelity Series Floating Rate High Income Fund Class F (b)	208	1,875
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	2,158	20,592
Fidelity Series Real Estate Income Fund Class F (b)	348	3,723
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	26,153	252,898
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	2,602	23,990
TOTAL BOND FUNDS
(Cost $317,480)		307,811

Short-Term Funds - 11.9%
Fidelity Institutional Money Market Portfolio Class F 0.32% (b)(c)	69,500	69,500
Fidelity Series Short-Term Credit Fund Class F (b)	2,337	23,163
TOTAL SHORT-TERM FUNDS
(Cost $92,850)		92,663
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $823,620)		777,284
NET OTHER ASSETS (LIABILITIES) - 0.0%		210
NET ASSETS - 100%		$777,494

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F 0.32%	$41,289	$36,268	$8,057	$72	$69,500
Fidelity Series Commodity Strategy Fund Class F	6,129	1,507	792	--	5,532
Fidelity Series Emerging Markets Debt Fund Class F	4,632	1,046	666	232	4,733
Fidelity Series Floating Rate High Income Fund Class F	3,829	373	2,167	91	1,875
Fidelity Series Inflation-Protected Bond Index Fund Class F	18,496	5,345	2,791	28	20,592
Fidelity Series Real Estate Income Fund Class F	3,681	743	505	165	3,723
Fidelity Series Short-Term Credit Fund Class F	31,175	9,358	17,130	245	23,163
Strategic Advisers Core Income Multi-Manager Fund Class F	255,378	45,952	38,854	5,568	252,898
Strategic Advisers Core Multi-Manager Fund Class F	78,985	21,273	16,361	663	77,721
Strategic Advisers Emerging Markets Fund of Funds Class F	35,151	19,551	3,859	606	42,683
Strategic Advisers Growth Multi-Manager Fund Class F	65,753	16,596	14,432	311	64,753
Strategic Advisers Income Opportunities Fund of Funds Class F	26,605	4,896	4,660	1,091	23,990
Strategic Advisers International Multi-Manager Fund Class F	76,863	14,132	15,719	951	69,920
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	39,907	11,492	6,829	--	38,616
Strategic Advisers Value Multi-Manager Fund Class F	79,069	19,855	14,722	885	77,585
Total	$766,942	$208,387	$147,544	$10,908	$777,284

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $828,521. Net unrealized depreciation aggregated $51,237, of which $3,028 related to appreciated investment securities and $54,265 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Multi-Manager 2015 Fund

December 31, 2015

O15-QTLY-0216
1.954284.103

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 39.9%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	2,634	$12,988
Strategic Advisers Core Multi-Manager Fund Class F (b)	18,086	214,134
Strategic Advisers Growth Multi-Manager Fund Class F (b)	13,623	179,009
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	10,537	104,523
Strategic Advisers Value Multi-Manager Fund Class F (b)	16,024	212,793
TOTAL DOMESTIC EQUITY FUNDS
(Cost $790,452)		723,447

International Equity Funds - 17.1%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	13,654	109,917
Strategic Advisers International Multi-Manager Fund Class F (b)	17,825	199,995
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $350,194)		309,912

Bond Funds - 36.0%
Fidelity Series Emerging Markets Debt Fund Class F (b)	1,206	11,043
Fidelity Series Floating Rate High Income Fund Class F (b)	484	4,365
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	3,512	33,506
Fidelity Series Real Estate Income Fund Class F (b)	812	8,695
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	55,625	537,891
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	6,040	55,691
TOTAL BOND FUNDS
(Cost $670,946)		651,191

Short-Term Funds - 7.0%
Fidelity Institutional Money Market Portfolio Class F 0.32% (b)(c)	95,507	95,507
Fidelity Series Short-Term Credit Fund Class F (b)	3,216	31,873
TOTAL SHORT-TERM FUNDS
(Cost $127,622)		127,380
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,939,214)		1,811,930
NET OTHER ASSETS (LIABILITIES) - 0.0%		490
NET ASSETS - 100%		$1,812,420

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F 0.32%	$52,123	$59,321	$15,937	$96	$95,507
Fidelity Series Commodity Strategy Fund Class F	14,338	4,195	2,356	--	12,988
Fidelity Series Emerging Markets Debt Fund Class F	10,314	3,381	1,973	558	11,043
Fidelity Series Floating Rate High Income Fund Class F	9,014	1,167	5,422	224	4,365
Fidelity Series Inflation-Protected Bond Index Fund Class F	29,131	11,048	5,944	46	33,506
Fidelity Series Real Estate Income Fund Class F	8,693	2,146	1,670	397	8,695
Fidelity Series Short-Term Credit Fund Class F	39,400	17,012	24,215	327	31,873
Strategic Advisers Core Income Multi-Manager Fund Class F	554,583	123,165	118,997	12,438	537,891
Strategic Advisers Core Multi-Manager Fund Class F	217,153	69,432	53,141	1,885	214,134
Strategic Advisers Emerging Markets Fund of Funds Class F	92,379	55,189	15,579	1,562	109,917
Strategic Advisers Growth Multi-Manager Fund Class F	180,792	52,662	44,796	912	179,009
Strategic Advisers Income Opportunities Fund of Funds Class F	61,833	13,868	13,084	2,645	55,691
Strategic Advisers International Multi-Manager Fund Class F	214,584	49,431	47,745	2,774	199,995
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	109,767	34,234	22,451	--	104,523
Strategic Advisers Value Multi-Manager Fund Class F	217,195	61,632	45,946	2,568	212,793
Total	$1,811,299	$557,883	$419,256	$26,432	$1,811,930

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $1,950,851. Net unrealized depreciation aggregated $138,921, of which $3,849 related to appreciated investment securities and $142,770 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Multi-Manager 2020 Fund

December 31, 2015

O20-QTLY-0216
1.954286.103

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 44.2%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	6,461	$31,855
Strategic Advisers Core Multi-Manager Fund Class F (b)	48,787	577,642
Strategic Advisers Growth Multi-Manager Fund Class F (b)	36,691	482,115
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	28,931	286,995
Strategic Advisers Value Multi-Manager Fund Class F (b)	43,386	576,173
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,138,007)		1,954,780

International Equity Funds - 18.9%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	35,725	287,586
Strategic Advisers International Multi-Manager Fund Class F (b)	49,027	550,084
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $933,782)		837,670

Bond Funds - 31.5%
Fidelity Series Emerging Markets Debt Fund Class F (b)	2,945	26,978
Fidelity Series Floating Rate High Income Fund Class F (b)	1,184	10,667
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	4,866	46,418
Fidelity Series Real Estate Income Fund Class F (b)	1,962	21,009
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	119,219	1,152,848
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	14,717	135,691
TOTAL BOND FUNDS
(Cost $1,438,348)		1,393,611

Short-Term Funds - 5.4%
Fidelity Institutional Money Market Portfolio Class F 0.32% (b)(c)	178,221	178,221
Fidelity Series Short-Term Credit Fund Class F (b)	5,978	59,242
TOTAL SHORT-TERM FUNDS
(Cost $237,862)		237,463
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $4,747,999)		4,423,524
NET OTHER ASSETS (LIABILITIES) - 0.0%		(110)
NET ASSETS - 100%		$4,423,414

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F 0.32%	$68,522	$129,549	$19,849	$154	$178,221
Fidelity Series Commodity Strategy Fund Class F	26,574	15,999	3,458	--	31,855
Fidelity Series Emerging Markets Debt Fund Class F	19,553	12,526	3,553	1,216	26,978
Fidelity Series Floating Rate High Income Fund Class F	16,910	4,907	10,244	477	10,667
Fidelity Series Inflation-Protected Bond Index Fund Class F	27,963	26,076	6,725	51	46,418
Fidelity Series Real Estate Income Fund Class F	16,215	8,694	2,886	874	21,009
Fidelity Series Short-Term Credit Fund Class F	48,188	41,603	30,030	502	59,242
Strategic Advisers Core Income Multi-Manager Fund Class F	917,434	469,195	195,147	22,651	1,152,848
Strategic Advisers Core Multi-Manager Fund Class F	450,681	284,067	109,775	4,949	577,642
Strategic Advisers Emerging Markets Fund of Funds Class F	187,066	179,892	26,818	4,098	287,586
Strategic Advisers Growth Multi-Manager Fund Class F	375,240	223,505	92,175	2,324	482,115
Strategic Advisers Income Opportunities Fund of Funds Class F	114,600	58,805	22,274	5,734	135,691
Strategic Advisers International Multi-Manager Fund Class F	449,304	234,631	92,487	7,501	550,084
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	227,801	144,538	41,678	--	286,995
Strategic Advisers Value Multi-Manager Fund Class F	450,832	261,558	84,322	6,602	576,173
Total	$3,396,883	$2,095,545	$741,421	$57,133	$4,423,524

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $4,775,826. Net unrealized depreciation aggregated $352,302, of which $6,150 related to appreciated investment securities and $358,452 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Multi-Manager 2025 Fund

December 31, 2015

O25-QTLY-0216
1.954289.103

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 49.3%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	2,514	$12,395
Strategic Advisers Core Multi-Manager Fund Class F (b)	21,261	251,734
Strategic Advisers Growth Multi-Manager Fund Class F (b)	16,037	210,731
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	12,424	123,245
Strategic Advisers Value Multi-Manager Fund Class F (b)	18,872	250,624
TOTAL DOMESTIC EQUITY FUNDS
(Cost $912,681)		848,729

International Equity Funds - 21.2%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	14,834	119,413
Strategic Advisers International Multi-Manager Fund Class F (b)	21,783	244,405
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $401,110)		363,818

Bond Funds - 24.7%
Fidelity Series Emerging Markets Debt Fund Class F (b)	1,130	10,350
Fidelity Series Floating Rate High Income Fund Class F (b)	473	4,263
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	901	8,599
Fidelity Series Real Estate Income Fund Class F (b)	773	8,278
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	35,311	341,460
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	5,719	52,731
TOTAL BOND FUNDS
(Cost $439,981)		425,681

Short-Term Funds - 4.8%
Fidelity Institutional Money Market Portfolio Class F 0.32% (b)(c)	62,266	62,266
Fidelity Series Short-Term Credit Fund Class F (b)	2,094	20,752
TOTAL SHORT-TERM FUNDS
(Cost $83,159)		83,018
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,836,931)		1,721,246
NET OTHER ASSETS (LIABILITIES) - 0.0%		266
NET ASSETS - 100%		$1,721,512

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F 0.32%	$16,567	$49,996	$4,297	$50	$62,266
Fidelity Series Commodity Strategy Fund Class F	8,913	6,426	355	--	12,395
Fidelity Series Emerging Markets Debt Fund Class F	5,831	5,571	458	441	10,350
Fidelity Series Floating Rate High Income Fund Class F	5,629	2,230	3,265	168	4,263
Fidelity Series Inflation-Protected Bond Index Fund Class F	--	8,989	288	4	8,599
Fidelity Series Real Estate Income Fund Class F	5,515	3,605	450	332	8,278
Fidelity Series Short-Term Credit Fund Class F	12,377	14,257	5,701	164	20,752
Strategic Advisers Core Income Multi-Manager Fund Class F	224,446	153,750	25,918	6,315	341,460
Strategic Advisers Core Multi-Manager Fund Class F	174,541	121,129	25,765	1,983	251,734
Strategic Advisers Emerging Markets Fund of Funds Class F	73,505	69,224	2,838	1,692	119,413
Strategic Advisers Growth Multi-Manager Fund Class F	145,349	94,853	19,547	924	210,731
Strategic Advisers Income Opportunities Fund of Funds Class F	41,650	22,518	5,808	2,069	52,731
Strategic Advisers International Multi-Manager Fund Class F	176,888	104,184	18,823	3,222	244,405
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	88,311	60,299	7,616	-	123,245
Strategic Advisers Value Multi-Manager Fund Class F	175,215	112,754	16,555	2,630	250,624
Total	$1,154,737	$829,785	$137,684	$19,994	$1,721,246

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $1,844,507. Net unrealized depreciation aggregated $123,261, of which $5,370 related to appreciated investment securities and $128,631 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Multi-Manager 2030 Fund

December 31, 2015

O30-QTLY-216
1.954291.103

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 59.4%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,803	$8,890
Strategic Advisers Core Multi-Manager Fund Class F (b)	18,611	220,355
Strategic Advisers Growth Multi-Manager Fund Class F (b)	13,932	183,073
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	10,823	107,359
Strategic Advisers Value Multi-Manager Fund Class F (b)	16,454	218,515
TOTAL DOMESTIC EQUITY FUNDS
(Cost $789,528)		738,192

International Equity Funds - 25.5%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	12,215	98,327
Strategic Advisers International Multi-Manager Fund Class F (b)	19,472	218,476
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $357,549)		316,803

Bond Funds - 14.0%
Fidelity Series Emerging Markets Debt Fund Class F (b)	815	7,469
Fidelity Series Floating Rate High Income Fund Class F (b)	345	3,110
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	656	6,263
Fidelity Series Real Estate Income Fund Class F (b)	555	5,948
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	11,748	113,606
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	4,158	38,336
TOTAL BOND FUNDS
(Cost $182,771)		174,732

Short-Term Funds - 1.1%
Fidelity Institutional Money Market Portfolio Class F 0.32% (b)(c)	10,250	10,250
Fidelity Series Short-Term Credit Fund Class F (b)	345	3,416
TOTAL SHORT-TERM FUNDS
(Cost $13,696)		13,666
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,343,544)		1,243,393
NET OTHER ASSETS (LIABILITIES) - 0.0%		29
NET ASSETS - 100%		$1,243,422

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F 0.32%	$9,888	$9,624	$9,262	$14	$10,250
Fidelity Series Commodity Strategy Fund Class F	11,001	5,275	5,035	--	8,890
Fidelity Series Emerging Markets Debt Fund Class F	8,797	3,582	4,457	426	7,469
Fidelity Series Floating Rate High Income Fund Class F	6,967	1,741	5,307	169	3,110
Fidelity Series Inflation-Protected Bond Index Fund Class F	--	8,266	1,918	3	6,263
Fidelity Series Real Estate Income Fund Class F	6,815	2,805	3,325	294	5,948
Fidelity Series Short-Term Credit Fund Class F	6,855	2,282	5,668	54	3,416
Strategic Advisers Core Income Multi-Manager Fund Class F	105,999	70,526	58,573	2,561	113,606
Strategic Advisers Core Multi-Manager Fund Class F	255,395	108,220	124,781	2,022	220,355
Strategic Advisers Emerging Markets Fund of Funds Class F	102,062	67,354	49,885	1,332	98,327
Strategic Advisers Growth Multi-Manager Fund Class F	212,513	84,854	106,080	955	183,073
Strategic Advisers Income Opportunities Fund of Funds Class F	51,080	16,669	24,400	2,016	38,336
Strategic Advisers International Multi-Manager Fund Class F	261,262	93,860	118,394	2,939	218,476
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	128,703	54,631	58,225	-	107,359
Strategic Advisers Value Multi-Manager Fund Class F	256,375	99,730	118,170	2,707	218,515
Total	$1,423,712	$629,419	$693,480	$15,492	$1,243,393

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period.Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $1,360,656. Net unrealized depreciation aggregated $117,263, of which $4,937 related to appreciated investment securities and $122,200 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Multi-Manager 2035 Fund

December 31, 2015

O35-QTLY-0216
1.954294.103

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.4%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	2,235	$11,020
Strategic Advisers Core Multi-Manager Fund Class F (b)	24,716	292,643
Strategic Advisers Growth Multi-Manager Fund Class F (b)	18,537	243,581
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	14,613	144,962
Strategic Advisers Value Multi-Manager Fund Class F (b)	21,930	291,227
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,060,039)		983,433

International Equity Funds - 28.2%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	15,826	127,398
Strategic Advisers International Multi-Manager Fund Class F (b)	26,434	296,590
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $467,926)		423,988

Bond Funds - 5.4%
Fidelity Series Emerging Markets Debt Fund Class F (b)	992	9,090
Fidelity Series Floating Rate High Income Fund Class F (b)	418	3,762
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	793	7,568
Fidelity Series Real Estate Income Fund Class F (b)	677	7,251
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	795	7,683
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	4,982	45,934
TOTAL BOND FUNDS
(Cost $88,355)		81,288

Short-Term Funds - 1.0%
Fidelity Institutional Money Market Portfolio Class F 0.32% (b)(c)	11,960	11,960
Fidelity Series Short-Term Credit Fund Class F (b)	402	3,986
TOTAL SHORT-TERM FUNDS
(Cost $15,977)		15,946
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,632,297)		1,504,655
NET OTHER ASSETS (LIABILITIES) - 0.0%		(56)
NET ASSETS - 100%		$1,504,599

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F 0.32%	$8,949	$7,878	$4,867	$13	$11,960
Fidelity Series Commodity Strategy Fund Class F	9,261	5,434	1,463	--	11,020
Fidelity Series Emerging Markets Debt Fund Class F	6,911	3,943	1,245	397	9,090
Fidelity Series Floating Rate High Income Fund Class F	5,856	1,868	3,673	157	3,762
Fidelity Series Inflation-Protected Bond Index Fund Class F	--	7,907	255	3	7,568
Fidelity Series Real Estate Income Fund Class F	5,734	2,933	1,066	296	7,251
Fidelity Series Short-Term Credit Fund Class F	6,578	1,975	4,518	49	3,986
Strategic Advisers Core Income Multi-Manager Fund Class F	6,058	6,973	5,083	174	7,683
Strategic Advisers Core Multi-Manager Fund Class F	231,860	118,615	36,309	2,364	292,643
Strategic Advisers Emerging Markets Fund of Funds Class F	91,203	72,001	13,324	1,802	127,398
Strategic Advisers Growth Multi-Manager Fund Class F	193,111	96,243	34,481	1,098	243,581
Strategic Advisers Income Opportunities Fund of Funds Class F	43,528	17,829	10,519	1,850	45,934
Strategic Advisers International Multi-Manager Fund Class F	237,517	112,881	34,079	3,981	296,590
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	117,019	66,093	17,952	--	144,962
Strategic Advisers Value Multi-Manager Fund Class F	232,661	114,654	32,505	3,138	291,227
Total	$1,196,246	$637,227	$201,339	$15,322	$1,504,655

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $1,645,383. Net unrealized depreciation aggregated $140,728, of which $7,158 related to appreciated investment securities and $147,886 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Multi-Manager 2040 Fund

December 31, 2015

O40-QTLY-0216
1.954298.103

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.3%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,334	$6,575
Strategic Advisers Core Multi-Manager Fund Class F (b)	14,827	175,551
Strategic Advisers Growth Multi-Manager Fund Class F (b)	11,117	146,080
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	8,625	85,560
Strategic Advisers Value Multi-Manager Fund Class F (b)	13,109	174,093
TOTAL DOMESTIC EQUITY FUNDS
(Cost $636,028)		587,859

International Equity Funds - 28.2%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	9,460	76,155
Strategic Advisers International Multi-Manager Fund Class F (b)	15,800	177,281
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $281,522)		253,436

Bond Funds - 5.4%
Fidelity Series Emerging Markets Debt Fund Class F (b)	598	5,482
Fidelity Series Floating Rate High Income Fund Class F (b)	250	2,249
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	474	4,525
Fidelity Series Real Estate Income Fund Class F (b)	405	4,332
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	475	4,592
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	2,978	27,460
TOTAL BOND FUNDS
(Cost $53,200)		48,640

Short-Term Funds - 1.1%
Fidelity Institutional Money Market Portfolio Class F 0.32% (b)(c)	7,150	7,150
Fidelity Series Short-Term Credit Fund Class F (b)	240	2,383
TOTAL SHORT-TERM FUNDS
(Cost $9,553)		9,533
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $980,303)		899,468
NET OTHER ASSETS (LIABILITIES) - 0.0%		(41)
NET ASSETS - 100%		$899,427

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F 0.32%	$5,676	$4,388	$2,915	$9	$7,150
Fidelity Series Commodity Strategy Fund Class F	5,883	2,578	496	--	6,575
Fidelity Series Emerging Markets Debt Fund Class F	4,494	1,902	602	250	5,482
Fidelity Series Floating Rate High Income Fund Class F	3,755	958	2,286	99	2,249
Fidelity Series Inflation-Protected Bond Index Fund Class F	--	4,668	90	2	4,525
Fidelity Series Real Estate Income Fund Class F	3,679	1,392	523	180	4,332
Fidelity Series Short-Term Credit Fund Class F	4,212	843	2,641	31	2,383
Strategic Advisers Core Income Multi-Manager Fund Class F	3,910	3,856	3,007	109	4,592
Strategic Advisers Core Multi-Manager Fund Class F	148,714	57,912	17,829	1,441	175,551
Strategic Advisers Emerging Markets Fund of Funds Class F	58,513	36,956	5,341	1,079	76,155
Strategic Advisers Growth Multi-Manager Fund Class F	123,938	44,443	15,383	668	146,080
Strategic Advisers Income Opportunities Fund of Funds Class F	27,988	8,240	5,691	1,172	27,460
Strategic Advisers International Multi-Manager Fund Class F	152,396	52,300	15,088	2,347	177,281
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	75,124	31,044	8,026	-	85,560
Strategic Advisers Value Multi-Manager Fund Class F	149,259	53,202	14,076	1,907	174,093
Total	$767,541	$304,682	$93,994	$9,294	$899,468

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $986,628. Net unrealized depreciation aggregated $87,160, of which $5,741 related to appreciated investment securities and $92,901 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Multi-Manager 2045 Fund

December 31, 2015

O45-QTLY-0216
1.954302.103

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.4%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	2,259	$11,138
Strategic Advisers Core Multi-Manager Fund Class F (b)	24,953	295,446
Strategic Advisers Growth Multi-Manager Fund Class F (b)	18,822	247,320
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	14,792	146,741
Strategic Advisers Value Multi-Manager Fund Class F (b)	22,198	294,796
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,076,838)		995,441

International Equity Funds - 28.2%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	16,018	128,948
Strategic Advisers International Multi-Manager Fund Class F (b)	26,755	300,189
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $475,117)		429,137

Bond Funds - 5.4%
Fidelity Series Emerging Markets Debt Fund Class F (b)	1,012	9,273
Fidelity Series Floating Rate High Income Fund Class F (b)	423	3,808
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	803	7,664
Fidelity Series Real Estate Income Fund Class F (b)	684	7,330
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	804	7,775
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	5,043	46,496
TOTAL BOND FUNDS
(Cost $89,493)		82,346

Short-Term Funds - 1.0%
Fidelity Institutional Money Market Portfolio Class F 0.32% (b)(c)	12,107	12,107
Fidelity Series Short-Term Credit Fund Class F (b)	407	4,035
TOTAL SHORT-TERM FUNDS
(Cost $16,175)		16,142
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,657,623)		1,523,066
NET OTHER ASSETS (LIABILITIES) - 0.0%		(63)
NET ASSETS - 100%		$1,523,003

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F 0.32%	$8,672	$7,151	$3,716	$14	$12,107
Fidelity Series Commodity Strategy Fund Class F	9,404	4,754	754	--	11,138
Fidelity Series Emerging Markets Debt Fund Class F	6,369	3,827	403	400	9,273
Fidelity Series Floating Rate High Income Fund Class F	5,711	1,588	3,194	158	3,808
Fidelity Series Inflation-Protected Bond Index Fund Class F	--	7,897	144	3	7,664
Fidelity Series Real Estate Income Fund Class F	5,598	2,470	390	297	7,330
Fidelity Series Short-Term Credit Fund Class F	6,654	1,748	4,317	51	4,035
Strategic Advisers Core Income Multi-Manager Fund Class F	5,947	6,854	4,765	175	7,775
Strategic Advisers Core Multi-Manager Fund Class F	226,215	101,789	12,114	2,335	295,446
Strategic Advisers Emerging Markets Fund of Funds Class F	88,899	64,092	1,634	1,825	128,948
Strategic Advisers Growth Multi-Manager Fund Class F	188,486	77,255	7,731	1,088	247,320
Strategic Advisers Income Opportunities Fund of Funds Class F	42,214	14,899	5,641	1,873	46,496
Strategic Advisers International Multi-Manager Fund Class F	231,890	95,149	6,948	3,947	300,189
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	114,271	55,461	2,625	--	146,741
Strategic Advisers Value Multi-Manager Fund Class F	227,030	94,950	4,103	3,104	294,796
Total	$1,167,360	$539,884	$58,479	$15,270	$1,523,066

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $1,663,840. Net unrealized depreciation aggregated $140,774, of which $7,403 related to appreciated investment securities and $148,177 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Multi-Manager 2050 Fund

December 31, 2015

O50-QTLY-0216
1.954305.103

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.3%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,763	$8,693
Strategic Advisers Core Multi-Manager Fund Class F (b)	19,570	231,705
Strategic Advisers Growth Multi-Manager Fund Class F (b)	14,730	193,556
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	11,458	113,661
Strategic Advisers Value Multi-Manager Fund Class F (b)	17,349	230,399
TOTAL DOMESTIC EQUITY FUNDS
(Cost $837,134)		778,014

International Equity Funds - 28.2%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	12,533	100,892
Strategic Advisers International Multi-Manager Fund Class F (b)	20,916	234,680
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $369,599)		335,572

Bond Funds - 5.4%
Fidelity Series Emerging Markets Debt Fund Class F (b)	792	7,254
Fidelity Series Floating Rate High Income Fund Class F (b)	330	2,976
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	627	5,977
Fidelity Series Real Estate Income Fund Class F (b)	536	5,737
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	629	6,082
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	3,944	36,360
TOTAL BOND FUNDS
(Cost $70,243)		64,386

Short-Term Funds - 1.1%
Fidelity Institutional Money Market Portfolio Class F 0.32% (b)(c)	9,464	9,464
Fidelity Series Short-Term Credit Fund Class F (b)	318	3,156
TOTAL SHORT-TERM FUNDS
(Cost $12,646)		12,620
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,289,622)		1,190,592
NET OTHER ASSETS (LIABILITIES) - 0.0%		(52)
NET ASSETS - 100%		$1,190,540

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F 0.32%	$8,548	$6,464	$5,548	$12	$9,464
Fidelity Series Commodity Strategy Fund Class F	9,000	3,820	2,189	--	8,693
Fidelity Series Emerging Markets Debt Fund Class F	7,126	2,598	2,038	355	7,254
Fidelity Series Floating Rate High Income Fund Class F	5,736	1,312	3,828	142	2,976
Fidelity Series Inflation-Protected Bond Index Fund Class F	--	6,510	460	2	5,977
Fidelity Series Real Estate Income Fund Class F	5,617	2,063	1,634	258	5,737
Fidelity Series Short-Term Credit Fund Class F	6,332	1,441	4,573	44	3,156
Strategic Advisers Core Income Multi-Manager Fund Class F	5,939	5,827	5,444	154	6,082
Strategic Advisers Core Multi-Manager Fund Class F	228,439	83,776	61,826	2,054	231,705
Strategic Advisers Emerging Markets Fund of Funds Class F	89,856	54,166	23,742	1,424	100,892
Strategic Advisers Growth Multi-Manager Fund Class F	190,318	64,765	52,516	971	193,556
Strategic Advisers Income Opportunities Fund of Funds Class F	43,110	11,955	14,465	1,659	36,360
Strategic Advisers International Multi-Manager Fund Class F	234,097	77,264	60,769	3,230	234,680
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	115,356	45,303	29,868	--	113,661
Strategic Advisers Value Multi-Manager Fund Class F	229,211	79,157	58,311	2,748	230,399
Total	$1,178,685	$446,421	$327,211	$13,053	$1,190,592

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $1,307,502. Net unrealized depreciation aggregated $116,910, of which $6,455 related to appreciated investment securities and $123,365 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Multi-Manager 2055 Fund

December 31, 2015

O55-QTLY-0216
1.954307.103

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.3%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,875	$9,246
Strategic Advisers Core Multi-Manager Fund Class F (b)	20,723	245,364
Strategic Advisers Growth Multi-Manager Fund Class F (b)	15,632	205,398
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	12,285	121,866
Strategic Advisers Value Multi-Manager Fund Class F (b)	18,436	244,826
TOTAL DOMESTIC EQUITY FUNDS
(Cost $897,985)		826,700

International Equity Funds - 28.2%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	13,304	107,096
Strategic Advisers International Multi-Manager Fund Class F (b)	22,219	249,298
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $396,282)		356,394

Bond Funds - 5.4%
Fidelity Series Emerging Markets Debt Fund Class F (b)	845	7,739
Fidelity Series Floating Rate High Income Fund Class F (b)	351	3,163
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	665	6,346
Fidelity Series Real Estate Income Fund Class F (b)	568	6,083
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	668	6,458
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	4,188	38,615
TOTAL BOND FUNDS
(Cost $74,717)		68,404

Short-Term Funds - 1.1%
Fidelity Institutional Money Market Portfolio Class F 0.32% (b)(c)	10,056	10,056
Fidelity Series Short-Term Credit Fund Class F (b)	338	3,351
TOTAL SHORT-TERM FUNDS
(Cost $13,435)		13,407
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,382,419)		1,264,905
NET OTHER ASSETS (LIABILITIES) - 0.0%		(55)
NET ASSETS - 100%		$1,264,850

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F 0.32%	$8,530	$5,552	$4,026	$12	$10,056
Fidelity Series Commodity Strategy Fund Class F	8,459	3,756	1,029	--	9,246
Fidelity Series Emerging Markets Debt Fund Class F	5,860	3,199	888	342	7,739
Fidelity Series Floating Rate High Income Fund Class F	5,222	1,245	3,054	137	3,163
Fidelity Series Inflation-Protected Bond Index Fund Class F	--	6,751	330	3	6,346
Fidelity Series Real Estate Income Fund Class F	5,172	1,989	777	253	6,083
Fidelity Series Short-Term Credit Fund Class F	6,295	1,359	4,260	44	3,351
Strategic Advisers Core Income Multi-Manager Fund Class F	5,400	5,870	4,586	149	6,458
Strategic Advisers Core Multi-Manager Fund Class F	209,144	79,182	25,030	1,990	245,364
Strategic Advisers Emerging Markets Fund of Funds Class F	81,324	53,297	8,173	1,515	107,096
Strategic Advisers Growth Multi-Manager Fund Class F	174,262	60,996	20,549	931	205,398
Strategic Advisers Income Opportunities Fund of Funds Class F	38,278	12,413	7,802	1,625	38,615
Strategic Advisers International Multi-Manager Fund Class F	215,583	72,265	21,576	3,299	249,298
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	105,601	43,481	9,745	--	121,866
Strategic Advisers Value Multi-Manager Fund Class F	209,940	73,532	18,905	2,651	244,826
Total	$1,079,070	$424,887	$130,730	$12,951	$1,264,905

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $1,391,623. Net unrealized depreciation aggregated $126,718, of which $6,969 related to appreciated investment securities and $133,687 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Multi-Manager 2060 Fund

December 31, 2015

O60-QTLY-0216
1.9858349.101

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.4%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	679	$3,348
Strategic Advisers Core Multi-Manager Fund Class F (b)	7,530	89,151
Strategic Advisers Growth Multi-Manager Fund Class F (b)	5,651	74,258
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	4,392	43,570
Strategic Advisers Value Multi-Manager Fund Class F (b)	6,668	88,549
TOTAL DOMESTIC EQUITY FUNDS
(Cost $319,230)		298,876

International Equity Funds - 28.2%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	4,809	38,716
Strategic Advisers International Multi-Manager Fund Class F (b)	8,034	90,145
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $143,785)		128,861

Bond Funds - 5.4%
Fidelity Series Emerging Markets Debt Fund Class F (b)	300	2,745
Fidelity Series Floating Rate High Income Fund Class F (b)	127	1,143
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	239	2,283
Fidelity Series Real Estate Income Fund Class F (b)	205	2,196
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	240	2,325
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	1,514	13,956
TOTAL BOND FUNDS
(Cost $26,922)		24,648

Short-Term Funds - 1.0%
Fidelity Institutional Money Market Portfolio Class F 0.32% (b)(c)	3,635	3,635
Fidelity Series Short-Term Credit Fund Class F (b)	122	1,211
TOTAL SHORT-TERM FUNDS
(Cost $4,855)		4,846
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $494,792)		457,231
NET OTHER ASSETS (LIABILITIES) - 0.0%		(18)
NET ASSETS - 100%		$457,213

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F 0.32%	$2,833	$1,889	$1,087	$4	$3,635
Fidelity Series Commodity Strategy Fund Class F	3,000	1,394	433	--	3,348
Fidelity Series Emerging Markets Debt Fund Class F	1,834	1,181	127	111	2,745
Fidelity Series Floating Rate High Income Fund Class F	1,698	437	910	45	1,143
Fidelity Series Inflation-Protected Bond Index Fund Class F	--	2,355	47	1	2,283
Fidelity Series Real Estate Income Fund Class F	1,667	753	125	86	2,196
Fidelity Series Short-Term Credit Fund Class F	2,138	507	1,420	15	1,211
Strategic Advisers Core Income Multi-Manager Fund Class F	1,761	1,949	1,311	48	2,325
Strategic Advisers Core Multi-Manager Fund Class F	67,406	31,388	3,742	692	89,151
Strategic Advisers Emerging Markets Fund of Funds Class F	26,644	18,708	444	550	38,716
Strategic Advisers Growth Multi-Manager Fund Class F	56,172	24,476	3,246	318	74,258
Strategic Advisers Income Opportunities Fund of Funds Class F	11,441	4,721	821	525	13,956
Strategic Advisers International Multi-Manager Fund Class F	69,318	28,118	1,955	1,073	90,145
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	34,035	16,678	1,311	--	43,570
Strategic Advisers Value Multi-Manager Fund Class F	67,663	29,418	1,981	911	88,549
Total	$347,610	$163,972	$18,960	$ 4,379	$457,231

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $495,785. Net unrealized depreciation aggregated $38,554, of which $564 related to appreciated investment securities and $39,118 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Multi-Manager Income Fund

December 31, 2015

OIN-QTLY-0216
1.954309.103

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 18.7%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,667	$8,220
Strategic Advisers Core Multi-Manager Fund Class F (b)	5,369	63,567
Strategic Advisers Growth Multi-Manager Fund Class F (b)	4,030	52,961
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	3,184	31,585
Strategic Advisers Value Multi-Manager Fund Class F (b)	4,778	63,456
TOTAL DOMESTIC EQUITY FUNDS
(Cost $240,643)		219,789

International Equity Funds - 7.4%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	5,328	42,890
Strategic Advisers International Multi-Manager Fund Class F (b)	3,978	44,628
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $98,670)		87,518

Bond Funds - 48.2%
Fidelity Series Emerging Markets Debt Fund Class F (b)	780	7,141
Fidelity Series Floating Rate High Income Fund Class F (b)	315	2,841
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	4,570	43,600
Fidelity Series Real Estate Income Fund Class F (b)	523	5,604
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	48,665	470,595
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	3,978	36,679
TOTAL BOND FUNDS
(Cost $583,430)		566,460

Short-Term Funds - 25.7%
Fidelity Institutional Money Market Portfolio Class F 0.32% (b)(c)	226,386	226,386
Fidelity Series Short-Term Credit Fund Class F (b)	7,612	75,431
TOTAL SHORT-TERM FUNDS
(Cost $302,469)		301,817
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,225,212)		1,175,584
NET OTHER ASSETS (LIABILITIES) - 0.0%		(15)
NET ASSETS - 100%		$1,175,569

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F 0.32%	$156,406	$79,791	$9,810	$251	$226,386
Fidelity Series Commodity Strategy Fund Class F	9,834	1,530	1,221	--	8,220
Fidelity Series Emerging Markets Debt Fund Class F	6,076	1,569	92	333	7,141
Fidelity Series Floating Rate High Income Fund Class F	5,691	377	2,987	137	2,841
Fidelity Series Inflation-Protected Bond Index Fund Class F	39,687	6,158	1,284	60	43,600
Fidelity Series Real Estate Income Fund Class F	5,486	651	238	246	5,604
Fidelity Series Short-Term Credit Fund Class F	117,519	12,860	54,123	863	75,431
Strategic Advisers Core Income Multi-Manager Fund Class F	468,643	41,448	21,796	9,757	470,595
Strategic Advisers Core Multi-Manager Fund Class F	61,298	15,029	7,976	540	63,567
Strategic Advisers Emerging Markets Fund of Funds Class F	29,047	22,048	885	609	42,890
Strategic Advisers Growth Multi-Manager Fund Class F	50,991	11,030	6,709	253	52,961
Strategic Advisers Income Opportunities Fund of Funds Class F	38,623	4,889	2,605	1,617	36,679
Strategic Advisers International Multi-Manager Fund Class F	51,072	6,827	9,873	598	44,628
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	30,902	8,113	2,760	--	31,585
Strategic Advisers Value Multi-Manager Fund Class F	61,542	13,540	6,425	721	63,456
Total	$1,132,817	$225,860	$128,784	$15,985	$1,175,584

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $1,229,215. Net unrealized depreciation aggregated $53,631, of which $1,344 related to appreciated investment securities and $54,975 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Boylston Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Boylston Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 26, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	February 26, 2016